UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22881

American Funds Developing World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2014

Patrick F. Quan

American Funds Developing World Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Developing World Growth and Income FundSM First report to investors for the period ended May 31, 2014

American Funds Developing World Growth and Income Fund seeks to provide long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended June 30, 2014 (the most recent calendar quarter-end):

Class A shares	Lifetime (since fund’s inception 2/3/14)

Reflecting 5.75% maximum sales charge	8.21%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The fund’s estimated expense ratio for Class A shares is 1.39% for the fiscal year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of certain expenses. This reimbursement will be in effect through at least February 1, 2015, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit americanfunds.com for more information.

Investing in developing markets involves risks, such as significant currency and price fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus. Investments in developing markets have been more volatile than investments in developed markets, reflecting the greater uncertainties of investing in less established economies. Individuals investing in developing markets should have a long-term perspective and be able to tolerate potentially sharp declines in the value of their investments. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

We are pleased to welcome you as a shareholder of American Funds Developing World Growth and Income Fund, the newest offering in our lineup. Launched earlier this year, the fund seeks to access long-term growth prospects and income opportunities in emerging markets by investing in firms that have consistently paid meaningful dividends over time. The majority of fund assets are invested in stocks domiciled in developing markets, but managers may also invest in developed market companies that derive a significant portion of their revenues from emerging markets.

This report covers the period from February 3, 2014, the start of the fund’s operations, to May 31, 2014. During this time, the fund rose 11.90% compared with an 11.72% gain for the MSCI Emerging Markets Index, which measures 23 markets in developing countries.*

Emerging markets rebound from a difficult start to 2014

Emerging markets stocks trailed developed markets in 2013 as investors worried about slowing growth in China and the potential implications of a reduction in the U.S. Federal Reserve’s quantitative easing program. The MSCI Emerging Markets Index rallied from February 2014 through the end of May after a challenging start to the year. Several large markets bounced back during the reporting period, which began on February 3. Brazilian stocks climbed 21%, supported by sharp share price increases for energy companies. In Asia, Indian equities advanced 24%, with the historic election of Narendra Modi as the country’s prime minister spurring hopes for reform following years of stagnation. But Chinese stocks rose only 3% amid concerns about a slowing economy and possible risks in the country’s property market even as the government continued to adopt reforms. Russian equities edged just 1% higher, hampered by fears surrounding tensions with Ukraine and the prospect of more sluggish domestic growth.

A focus on well-run, dividend-paying companies

The composition of the emerging markets investable universe has changed dramatically in the 30 years since we began investing in developing countries, with the breadth and variety of companies and markets growing substantially. More importantly, the quality of companies has improved considerably, driven by managements that have demonstrated a much greater commitment to the interests of shareholders. The managers of American Funds Developing World Growth and Income Fund take an active approach to investing across a wide range of countries, sectors and industries to create a diversified portfolio. They invest on a

*	The market indexes shown in this report are unmanaged and, therefore, have no expenses. Unless otherwise indicated, equity returns are based on MSCI indexes and measured in U.S. dollars with net dividends reinvested.

American Funds Developing World Growth and Income Fund	1

company-by-company basis, rather than adopting market or sector views alone, focusing on firms with a proven ability to allocate capital efficiently via a disciplined approach to dividends.

Many ways to access growth and income

Telecommunication services providers comprise about 11% of the fund’s total net assets. Managers are finding value in a number of fixed-line and wireless firms that are likely to grow as demand increases; several of these companies also have dividend yields that exceed 5%. The fund’s investments in the sector lifted results. Shares of HKT Trust — Hong Kong’s largest fixed-line and pay television provider — climbed 17% as it proceeded with plans to take over CSL New World Mobility in a $2.43 billion acquisition that would deepen its presence in Hong Kong’s mobile phone market.

The fund invests in a few technology firms that produce components for smartphones as well as parts for industrial automation. Stock selection in technology helped results. Shares of Taiwan’s Catcher Technology, which makes metal casings for smartphone and tablet suppliers such as Apple, rose 34% on an optimistic sales outlook.

Consumer stocks make up a significant portion of the portfolio, with investments in the consumer staples and discretionary sectors comprising about 19% of total net assets. Managers are attracted to a range of stocks that are likely to reap the rewards of growing consumer demand in Asia, particularly for entertainment and luxury goods such as autos and jewelry. Results in the consumer sectors were mixed. Shares of Casino Guichard-Perrachon advanced 32% as the French food retailer further expanded its footprint in Latin America and Asia. But shares of Chinese BMW dealer Baoxin Auto lost ground. Managers continue to favor select auto firms like Baoxin that seem well positioned to deliver longer term sales, fueled by rising demand for luxury cars in China over time.

Financials are about 17% of the portfolio’s net assets, with managers focusing on several banks with healthy growth prospects in their local markets as well as substantial dividend yields. Investments in the sector detracted from returns. Despite a robust increase in quarterly profits, Bank Muscat’s earnings missed analysts’ expectations; shares of the firm rose only 2%. Bangkok Bank also trailed the broader market, hurt by concerns about rising political risk in Thailand, which heightened to a military coup in late May.

An active, disciplined approach

Long-term prospects for emerging markets remain strong on the whole. Developing markets have less debt than developed markets and more ample foreign reserves — as well as the added benefit of younger populations, a burgeoning middle class and increased urbanization to help support economic progress. At the corporate level,

2	American Funds Developing World Growth and Income Fund

governance has improved in recent decades and earnings growth prospects appear favorable. Return on equity for emerging markets continues to outpace that in the developed world, demonstrating that many companies are allocating capital effectively. Relatively low valuations also reflect concerns about slower-than-expected earnings growth and less rapid economic expansion in some emerging markets. We expect earnings to recover from these levels given the outlook for global growth and some acceleration in developing world economic activity.

Stock returns are likely to be driven by more market- and company-specific factors in the coming months as several developing countries face elections, and the global economy appears to be improving. This environment is likely to provide a fertile hunting ground for investment opportunities. Managers are interested in a number of companies with favorable growth prospects, attractive dividend yields and a proven commitment to returning capital to shareholders.

We believe that this emphasis on higher quality, dividend-paying companies in emerging markets offers a unique combination of long-term growth and income opportunities.

We look forward to reporting to you again in another six months.

Sincerely,

Shaw B. Wagener

Vice Chairman and President

July 14, 2014

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of June 30, 2014, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.29%.

American Funds Developing World Growth and Income Fund	3

Summary investment portfolio May 31, 2014	unaudited

Industry sector diversification	Percent of net assets

Common stocks 86.11%	Shares	Value (000)	Percent of net assets
Financials 16.61%
Bangkok Bank PCL, nonvoting depository receipt	3,096,600	$17,450	2.37%
Bank of China Ltd., Class H	25,207,000	11,997	1.63
bank muscat (SAOG)	6,703,767	11,144	1.51
Itaú Unibanco Holding SA, preferred nominative (ADR)	578,600	8,968	1.22
Barclays Africa Group Ltd.	559,721	8,150	1.10
Industrial and Commercial Bank of China Ltd., Class H	9,167,000	5,959	.81
Fibra Uno Administración, SA de CV	1,924,000	5,883	.80
Other securities		52,876	7.17
		122,427	16.61

Telecommunication services 11.32%
HKT Trust, units	16,258,000	17,720	2.40
Advanced Info Service PCL	1,694,000	11,816	1.60
Philippine Long Distance Telephone Co. (ADR)	177,400	11,629	1.58
MTN Group Ltd.	443,315	9,343	1.27
Bharti Airtel Ltd.[1]	1,437,761	8,373	1.14
Singapore Telecommunications Ltd.	2,345,000	7,291	.99
Other securities		17,262	2.34
		83,434	11.32

Consumer discretionary 9.95%
Baoxin Auto Group Ltd.	18,275,000	15,204	2.06
SJM Holdings Ltd.	3,746,000	10,751	1.46
Wynn Macau, Ltd.	1,397,600	5,814	.79
Other securities		41,545	5.64
		73,314	9.95

4	American Funds Developing World Growth and Income Fund

	Shares	Value (000)	Percent of net assets
Information technology 9.50%
Catcher Technology Co., Ltd.	1,277,000	$11,413	1.55%
Delta Electronics, Inc.	1,626,000	10,574	1.43
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	376,000	7,731
Taiwan Semiconductor Manufacturing Co. Ltd.	646,000	2,574	1.40
Infosys Ltd.	175,331	8,722	1.18
Avago Technologies Ltd.	98,800	6,982	.95
Lenovo Group Ltd.	5,506,000	6,818	.93
Accenture PLC, Class A	73,200	5,962	.81
Other securities		9,209	1.25
		69,985	9.50

Consumer staples 9.00%
Unilever PLC	261,300	11,738	1.59
Casino, Guichard-Perrachon SA	82,816	10,664	1.45
SABMiller PLC	191,600	10,634	1.44
Shoprite Holdings Ltd.	599,523	9,347	1.27
Danone SA	79,164	5,895	.80
Other securities		18,059	2.45
		66,337	9.00

Industrials 8.09%
CCR SA, ordinary nominative	1,789,600	14,035	1.90
CTCI Corp.	6,136,000	10,641	1.44
Other securities		34,971	4.75
		59,647	8.09

Materials 7.34%
Vale SA, Class A, preferred nominative	1,375,100	15,738
Vale SA, ordinary nominative (ADR)	12,000	153	2.16
First Quantum Minerals Ltd.	396,500	8,363	1.14
OJSC ALROSA[1]	5,997,475	7,100	.96
Other securities		22,718	3.08
		54,072	7.34

Utilities 5.02%
Enersis SA (ADR)	1,086,800	17,606	2.39
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	1,697,024	11,913
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	419,400	2,917	2.01
Other securities		4,569	.62
		37,005	5.02

Energy 3.99%
Ensco PLC, Class A	203,800	10,732	1.46
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	483,800	6,822	.92
Other securities		11,867	1.61
		29,421	3.99

American Funds Developing World Growth and Income Fund	5

Common stocks (continued)		Value (000)	Percent of net assets
Health care 0.60%
Other securities		$4,420	.60%

Miscellaneous 4.69%
Other common stocks in initial period of acquisition		34,537	4.69

Total common stocks (cost: $614,702,000)		634,599	86.11

	Principal amount
Convertible securities 0.01%	(000)
Financials 0.01%
bank muscat (SAOG) 4.50% convertible notes 2017	OMR24	65	.01

Total convertible securities (cost: $62,000)		65	.01

Short-term securities 13.02%
General Electric Co. 0.06% due 6/2/2014	$16,800	16,800	2.28
ANZ New Zealand (International) Ltd. 0.10% due 6/4/2014[2]	11,800	11,800	1.60
National Rural Utilities Cooperative Finance Corp. 0.10% due 6/24/2014	10,900	10,899	1.48
BNP Paribas Finance Inc. 0.16% due 7/16/2014	10,800	10,798	1.46
Paccar Financial Corp. 0.10% due 7/30/2014	10,000	9,997	1.36
Sumitomo Mitsui Banking Corp. 0.21% due 7/2/2014[2]	7,100	7,099	.96
Nestlé Finance International Ltd. 0.12% due 7/7/2014	6,900	6,899	.94
KfW 0.10% due 7/15/2014[2]	6,100	6,099	.83
Nordea Bank AB 0.155% due 7/8/2014[2]	6,000	5,999	.81
Other securities		9,599	1.30

Total short-term securities (cost: $95,991,000)		95,989	13.02
Total investment securities (cost: $710,755,000)		730,653	99.14
Other assets less liabilities		6,327	.86

Net assets		$736,980	100.00%

6	American Funds Developing World Growth and Income Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,997,000, which represented 4.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

OMR = Omani rials

See Notes to Financial Statements

American Funds Developing World Growth and Income Fund	7

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $710,755)		$730,653
Cash denominated in currencies other than U.S. dollars (cost: $5,482)		5,477
Cash		503
Receivables for:
Sales of fund’s shares	$38,788
Dividends and interest	1,883	40,671
		777,304
Liabilities:
Payables for:
Purchases of investments	39,149
Repurchases of fund’s shares	91
Investment advisory services	428
Services provided by related parties	255
Trustees’ deferred compensation	32
Other	369	40,324
Net assets at May 31, 2014		$736,980

Net assets consist of:
Capital paid in on shares of beneficial interest		$714,497
Undistributed net investment income		2,613
Undistributed net realized gain		332
Net unrealized appreciation		19,538
Net assets at May 31, 2014		$736,980

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (65,843 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$531,263	47,464	$11.19
Class B	469	42	11.18
Class C	41,316	3,697	11.17
Class F-1	49,757	4,445	11.19
Class F-2	104,806	9,357	11.20
Class 529-A	5,771	516	11.19
Class 529-B	31	3	11.18
Class 529-C	934	84	11.17
Class 529-E	221	20	11.19
Class 529-F-1	69	6	11.20
Class R-1	501	45	11.18
Class R-2	440	39	11.18
Class R-3	532	47	11.19
Class R-4	434	39	11.19
Class R-5	320	29	11.20
Class R-6	116	10	11.20

See Notes to Financial Statements

8	American Funds Developing World Growth and Income Fund

Statement of operations		unaudited
for the period February 3, 2014[1] to May 31, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $430)	$3,926
Interest	13	$3,939
Fees and expenses[2]:
Investment advisory services	783
Distribution services	272
Transfer agent services	123
Administrative services	18
Reports to shareholders	— [3]
Registration statement and prospectus	41
Trustees’ compensation	82
Custodian	42
Other	8
Total fees and expenses before reimbursement	1,369
Less reimbursement of fees and expenses	43
Total fees and expenses after reimbursement		1,326
Net investment income		2,613

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	519
Currency transactions	(187)	332
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $345)	19,553
Currency translations	(15)	19,538
Net realized gain and unrealized appreciation on investments and currency		19,870

Net increase in net assets resulting from operations		$22,483

[1]	Commencement of operations.
[2]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[3]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Developing World Growth and Income Fund	9

Statement of changes in net assets	unaudited
for the period February 3, 2014* to May 31, 2014	(dollars in thousands)

Operations:
Net investment income	$2,613
Net realized gain on investments and currency transactions	332
Net unrealized appreciation on investments and currency translations	19,538
Net increase in net assets resulting from operations	22,483

Net capital share transactions	714,497

Total increase in net assets	736,980

Net assets:
Beginning of period	—
End of period (including undistributed net investment income: $2,613)	$736,980

* Commencement of operations.

See Notes to Financial Statements

10	American Funds Developing World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

American Funds Developing World Growth and Income Fund (the “fund”) was organized on July 25, 2013, as a Delaware statutory trust. On October 11, 2013, the fund obtained its initial capitalization of $100,000 from the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on February 3, 2014, upon the initial purchase of investment securities. The fund’s fiscal year ends on November 30. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different

American Funds Developing World Growth and Income Fund	11

fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

12	American Funds Developing World Growth and Income Fund

3. Valuation

CRMC values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that

American Funds Developing World Growth and Income Fund	13

are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

14	American Funds Developing World Growth and Income Fund

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$122,427	$—	$—	$122,427
Telecommunication services	83,434	—	—	83,434
Consumer discretionary	73,314	—	—	73,314
Information technology	69,985	—	—	69,985
Consumer staples	66,337	—	—	66,337
Industrials	59,647	—	—	59,647
Materials	54,072	—	—	54,072
Utilities	37,005	—	—	37,005
Energy	29,421	—	—	29,421
Health care	4,420	—	—	4,420
Miscellaneous	34,537	—	—	34,537
Convertible securities	—	65	—	65
Short-term securities	—	95,989	—	95,989
Total	$634,599	$96,054	$—	$730,653

American Funds Developing World Growth and Income Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

16	American Funds Developing World Growth and Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2014, the year the fund commenced operations.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of May 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$26,430
Gross unrealized depreciation on investment securities	(7,143)
Net unrealized appreciation on investment securities	19,287
Cost of investment securities	711,366

No distributions were paid to shareholders during the period ended May 31, 2014.

American Funds Developing World Growth and Income Fund	17

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.850% on the first $500 million of daily net assets and decreasing to 0.730% on such assets in excess of $1 billion. For the period ended May 31, 2014, the investment advisory services fee was $783,000, which was equivalent to an annualized rate of 0.844% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ended May 31, 2014, total fees and expenses reimbursed by CRMC were $43,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

18	American Funds Developing World Growth and Income Fund

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period February 3, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

American Funds Developing World Growth and Income Fund	19

For the period ended May 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$210		$104		$7		Not applicable
Class B	1		—	*	Not applicable		Not applicable
Class C	42		6		2		Not applicable
Class F-1	14		5		3		Not applicable
Class F-2	Not applicable		7		5		Not applicable
Class 529-A	2		1		1		$1
Class 529-B	—	*	—	*	—	*	—	*
Class 529-C	1		—	*	—	*	—	*
Class 529-E	—	*	—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class R-1	1		—	*	—	*	Not applicable
Class R-2	1		—	*	—	*	Not applicable
Class R-3	—	*	—	*	—	*	Not applicable
Class R-4	—	*	—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		—	*	—	*	Not applicable
Total class-specific expenses	$272		$123		$18		$1

*	Amount less than one thousand.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

20	American Funds Developing World Growth and Income Fund

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

For the period February 3, 2014† to May 31, 2014

Class A	$578,850	53,410	$(65,682)	(5,946)	$513,168	47,464
Class B	510	46	(51)	(4)	459	42
Class C	41,354	3,780	(907)	(83)	40,447	3,697
Class F-1	64,210	5,843	(15,674)	(1,398)	48,536	4,445
Class F-2	103,213	9,398	(453)	(41)	102,760	9,357
Class 529-A	5,627	517	(17)	(1)	5,610	516
Class 529-B	29	3	—	—	29	3
Class 529-C	926	85	(11)	(1)	915	84
Class 529-E	216	20	—	—	216	20
Class 529-F-1	67	6	—	—	67	6
Class R-1	546	50	(56)	(5)	490	45
Class R-2	652	60	(227)	(21)	425	39
Class R-3	537	48	(11)	(1)	526	47
Class R-4	441	40	(13)	(1)	428	39
Class R-5	320	30	(11)	(1)	309	29
Class R-6	162	15	(50)	(5)	112	10
Total net increase (decrease)	$797,660	73,351	$(83,163)	(7,508)	$714,497	65,843

*	Includes exchanges between share classes of the fund.
†	Commencement of operations.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $622,390,000 and $8,206,000, respectively, during the period ended May 31, 2014.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $214,000. These expenses are not included in the fund’s statement of operations.

American Funds Developing World Growth and Income Fund	21

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations
Class A:	Period from 2/3/2014 to 5/31/2014[4,5,6]	$10.00	$.10	$1.09	$1.19
Class B:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.07	1.11	1.18
Class C:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.07	1.10	1.17
Class F-1:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.09	1.10	1.19
Class F-2:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.11	1.09	1.20
Class 529-A:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.10	1.09	1.19
Class 529-B:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.07	1.11	1.18
Class 529-C:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.08	1.09	1.17
Class 529-E:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.09	1.10	1.19
Class 529-F-1:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.08	1.12	1.20
Class R-1:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.08	1.10	1.18
Class R-2:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.07	1.11	1.18
Class R-3:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.09	1.10	1.19
Class R-4:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.07	1.12	1.19
Class R-5:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.12	1.08	1.20
Class R-6:	Period from 2/3/2014 to 5/31/2014[4,5,6]	10.00	.11	1.09	1.20

For the period 2/3/2014 to 5/31/2014[4,5,6]
Portfolio turnover rate for all share classes	3%

22	American Funds Developing World Growth and Income Fund

Net asset value, end of period	Total return[2,3]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income to average net assets[3]
$11.19	11.90%		$531,263	.47%		.46%		.91%
11.18	11.80		469	.70		.68		.66
11.17	11.70		41,316	.71		.70		.65
11.19	11.90		49,757	.45		.44		.82
11.20	12.00		104,806	.38		.36		1.01
11.19	11.90		5,771	.51		.49		.89
11.18	11.80	[7]	31	.66	[7]	.65	[7]	.64	[7]
11.17	11.70		934	.73		.71		.70
11.19	11.90		221	.55		.53		.78
11.20	12.00		69	.41		.39		.77
11.18	11.80		501	.69		.68		.70
11.18	11.80		440	.71		.69		.66
11.19	11.90		532	.55		.53		.84
11.19	11.90		434	.47		.45		.66
11.20	12.00		320	.36		.35		1.07
11.20	12.00		116	.37		.35		.98

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain reimbursements from CRMC. During the period shown, CRMC reimbursed other fees and expenses.
[4]	For the period February 3, 2014, commencement of operations, through May 31, 2014.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Although the fund has a plan of distribution for Class 529-B shares, fees for distribution services are not paid on amounts invested in the fund by the investment advisor and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

See Notes to Financial Statements

American Funds Developing World Growth and Income Fund	23

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

24	American Funds Developing World Growth and Income Fund

	Beginning account value	Ending account value 5/31/2014	Expenses paid during period	Annualized expense ratio
Class A — actual return	$1,000.00	$1,119.00	$4.86	1.43%
Class A — assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class B — actual return	1,000.00	1,118.00	7.23	2.13
Class B — assumed 5% return	1,000.00	1,014.31	10.70	2.13
Class C — actual return	1,000.00	1,117.00	7.36	2.17
Class C — assumed 5% return	1,000.00	1,014.11	10.90	2.17
Class F-1 — actual return	1,000.00	1,119.00	4.62	1.36
Class F-1 — assumed 5% return	1,000.00	1,018.15	6.84	1.36
Class F-2 — actual return	1,000.00	1,120.00	3.81	1.12
Class F-2 — assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class 529-A — actual return	1,000.00	1,119.00	5.20	1.53
Class 529-A — assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class 529-B — actual return	1,000.00	1,118.00	6.89	2.03
Class 529-B — assumed 5% return	1,000.00	1,014.81	10.20	2.03
Class 529-C — actual return	1,000.00	1,117.00	7.53	2.22
Class 529-C — assumed 5% return	1,000.00	1,013.86	11.15	2.22
Class 529-E — actual return	1,000.00	1,119.00	5.57	1.64
Class 529-E — assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-F-1 — actual return	1,000.00	1,120.00	4.15	1.22
Class 529-F-1 — assumed 5% return	1,000.00	1,018.85	6.14	1.22
Class R-1 — actual return	1,000.00	1,118.00	7.16	2.11
Class R-1 — assumed 5% return	1,000.00	1,014.41	10.60	2.11
Class R-2 — actual return	1,000.00	1,118.00	7.30	2.15
Class R-2 — assumed 5% return	1,000.00	1,014.21	10.80	2.15
Class R-3 — actual return	1,000.00	1,119.00	5.64	1.66
Class R-3 — assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class R-4 — actual return	1,000.00	1,119.00	4.72	1.39
Class R-4 — assumed 5% return	1,000.00	1,018.00	6.99	1.39
Class R-5 — actual return	1,000.00	1,120.00	3.70	1.09
Class R-5 — assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class R-6 — actual return	1,000.00	1,120.00	3.74	1.10
Class R-6 — assumed 5% return	1,000.00	1,019.45	5.54	1.10

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of each share class on February 3, 2014. The “assumed 5% return” line is based on 182 days.

American Funds Developing World Growth and Income Fund	25

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through December 31, 2014. The board determined that the fund’s proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year and otherwise provided to them in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and as such, board members did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage the fund in light of its investment objective of providing long-term growth of capital while providing current income. It also considered the proposed investment policies and restrictions of the fund and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the fund should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board reviewed the proposed advisory fee of the fund (as a percentage of net assets) and compared such amount with the median fee levels of funds in the Lipper Emerging Markets Funds Index for their latest fiscal years. It observed that the fund’s proposed advisory fees would be below the median of funds in this comparison group. The board also observed that although the fund’s projected total expenses would be above the median for such other funds, many of the other funds in the Lipper Index did not have 12b-1 expenses, and the fund’s projected total expenses, excluding 12b-1 and other distribution-related expenses, would be below the median of the funds in the comparison group. The board also noted the breakpoint discounts in the fund’s proposed advisory fee structure that would

26	American Funds Developing World Growth and Income Fund

reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, the board considered information provided in connection with their service on boards of other American Funds regarding the proposed advisory fees paid by clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fee schedule for the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board took into account the fund’s projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board considered a variety of other benefits that would be received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by the fund.

5. Adviser financial information

The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that the fund’s proposed advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Developing World Growth and Income Fund	27

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

28	American Funds Developing World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2014, portfolio of American Funds Developing World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Developing World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Developing World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-100-0714P Litho in USA CRS/RRD/10323-S43768

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Developing World Growth and Income Fund Investment portfolio May 31, 2014 unaudited

Common stocks 86.11%
		Value
Financials 16.61%	Shares	(000)

Bangkok Bank PCL, nonvoting depository receipt	3,096,600	$ 17,450
Bank of China Ltd., Class H	25,207,000	11,997
bank muscat (SAOG)	6,703,767	11,144
Itaú Unibanco Holding SA, preferred nominative (ADR)	578,600	8,968
Barclays Africa Group Ltd.	559,721	8,150
Industrial and Commercial Bank of China Ltd., Class H	9,167,000	5,959
Fibra Uno Administración, SA de CV	1,924,000	5,883
China Overseas Land & Investment Ltd.	1,848,000	4,815
AIA Group Ltd.	946,800	4,744
Mapletree Greater China Commercial Trust	6,609,000	4,716
DBS Group Holdings Ltd	349,000	4,702
CIMB Group Holdings Bhd.	2,050,554	4,684
Standard Chartered PLC	207,900	4,678
BDO Unibank, Inc.	2,298,500	4,644
Siam Commercial Bank PCL	952,200	4,612
ICICI Bank Ltd.[1]	189,349	4,544
Banco Bradesco SA, preferred nominative (ADR)	321,000	4,478
IMMOFINANZ AG1	1,010,461	3,592
Sberbank of Russia[1]	1,101,002	2,667
		122,427
Telecommunication services 11.32%

HKT Trust, units	16,258,000	17,720
Advanced Info Service PCL	1,694,000	11,816
Philippine Long Distance Telephone Co. (ADR)	177,400	11,629
MTN Group Ltd.	443,315	9,343
Bharti Airtel Ltd.[1]	1,437,761	8,373
Singapore Telecommunications Ltd.	2,345,000	7,291
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	21,222,100	4,681
Globe Telecom, Inc.	119,985	4,634
LG Uplus Corp.	480,730	4,519
OJSC MegaFon (GDR)[1]	58,000	1,742
OJSC Mobile TeleSystems (ADR)	91,200	1,686
		83,434
Consumer discretionary 9.95%

Baoxin Auto Group Ltd.	18,275,000	15,204
SJM Holdings Ltd.	3,746,000	10,751
Wynn Macau, Ltd.	1,397,600	5,814
Minth Group Ltd.[1]	2,734,000	4,747
Merida Industry Co., Ltd.	674,000	4,675
BEC World PCL	3,047,100	4,548
Jumbo SA1	300,545	4,482
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Cia. Hering, ordinary nominative	453,400	$ 4,402
Arcos Dorados Holdings Inc., Class A	462,590	4,117
Chow Sang Sang Holdings International Ltd.	1,519,000	3,726
Stella International Holdings Ltd.	1,344,000	3,562
Truworths International Ltd.	463,939	3,463
Inchcape PLC	204,000	2,127
CTC Media, Inc.	166,800	1,696
		73,314

Information technology 9.50%

Catcher Technology Co., Ltd.	1,277,000	11,413
Delta Electronics, Inc.	1,626,000	10,574
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	376,000	7,731
Taiwan Semiconductor Manufacturing Co. Ltd.	646,000	2,574
Infosys Ltd.	175,331	8,722
Avago Technologies Ltd.	98,800	6,982
Lenovo Group Ltd.	5,506,000	6,818
Accenture PLC, Class A	73,200	5,962
Quanta Computer Inc.	1,750,000	4,710
MediaTek Inc.	277,000	4,499
		69,985
Consumer staples 9.00%

Unilever PLC	261,300	11,738
Casino, Guichard-Perrachon SA	82,816	10,664
SABMiller PLC	191,600	10,634
Shoprite Holdings Ltd.	599,523	9,347
Danone SA	79,164	5,895
Mead Johnson Nutrition Co.	53,500	4,787
Imperial Tobacco Group PLC	105,300	4,752
Thai Beverage PCL	9,242,000	4,642
Olam International Ltd.	2,079,000	3,878
		66,337
Industrials 8.09%

CCR SA, ordinary nominative	1,789,600	14,035
CTCI Corp.	6,136,000	10,641
Airports of Thailand PCL	828,000	4,729
Yungtay Engineering Co., Ltd.	1,952,000	4,700
AirTAC International Group	429,000	4,664
Barloworld Ltd.	479,039	4,560
Beijing Enterprises Holdings Ltd.	530,500	4,533
Alliance Global Group, Inc.	6,655,900	4,510
Larsen & Toubro Ltd.	152,853	3,998
BTS Rail Mass Transit Growth Infrastructure Fund	10,922,300	3,277
		59,647
Materials 7.34%

Vale SA, Class A, preferred nominative	1,375,100	15,738
Vale SA, ordinary nominative (ADR)	12,000	153
First Quantum Minerals Ltd.	396,500	8,363
OJSC ALROSA[1]	5,997,475	7,100
Koninklijke DSM NV	65,582	4,729
Common stocks
		Value
Materials (continued)	Shares	(000)

Potash Corp. of Saskatchewan Inc.	129,500	$ 4,700
Taiwan Cement Corp.	3,153,000	4,690
Glencore PLC	854,300	4,630
Tata Steel Ltd.	493,714	3,969
		54,072

Utilities 5.02%

Enersis SA (ADR)	1,086,800	17,606
Cia. Energética de Minas Gerais – CEMIG, preferred nominative (ADR)	1,697,024	11,913
Cia. Energética de Minas Gerais – CEMIG, preferred nominative	419,400	2,917
Glow Energy PCL	1,880,900	4,569
		37,005

Energy 3.99%

Ensco PLC, Class A	203,800	10,732
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	483,800	6,822
Tenaris SA (ADR)	106,000	4,754
Fugro NV, depository receipts	82,259	4,746
Oil Search Ltd.	269,777	2,367
		29,421

Health care 0.60%

PT Kalbe Farma Tbk	33,508,500	4,420

Miscellaneous 4.69%

Other common stocks in initial period of acquisition		34,537
Total common stocks (cost: $614,702,000)		634,599
Convertible securities 0.01%
	Principal amount
Financials 0.01%	(000)

bank muscat (SAOG) 4.50% convertible notes 2017	OMR24	65
Total convertible securities (cost: $62,000)		65
Short-term securities 13.02%

General Electric Co. 0.06% due 6/2/2014	$16,800	16,800
ANZ New Zealand (International) Ltd. 0.10% due 6/4/2014[2]	11,800	11,800
National Rural Utilities Cooperative Finance Corp. 0.10% due 6/24/2014	10,900	10,899
BNP Paribas Finance Inc. 0.16% due 7/16/2014	10,800	10,798
Paccar Financial Corp. 0.10% due 7/30/2014	10,000	9,997
Sumitomo Mitsui Banking Corp. 0.21% due 7/2/2014[2]	7,100	7,099
Nestlé Finance International Ltd. 0.12% due 7/7/2014	6,900	6,899
KfW 0.10% due 7/15/2014[2]	6,100	6,099
Nordea Bank AB 0.155% due 7/8/2014[2]	6,000	5,999
Freddie Mac 0.05% due 6/16/2014	5,200	5,200
American Honda Finance Corp. 0.11% due 7/8/2014	4,400	4,399
Total short-term securities (cost: $95,991,000)		95,989
Total investment securities (cost: $710,755,000)		$730,653
Other assets less liabilities		6,327
Net assets		$736,980

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.

2 Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,997,000, which represented 4.20% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

OMR = Omani rials

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-100-0714O-S44431

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS DEVELOPING WORLD GROWTH AND INCOME FUND

By /s/ Shaw B. Wagener
Shaw B. Wagener, Vice Chairman, President and Principal Executive Officer

Date: July 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, Vice Chairman, President and Principal Executive Officer

Date: July 31, 2014

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 31, 2014